WAYCROSS MANAGED RISK EQUITY FUND
SCHEDULE OF INVESTMENTS
November 30, 2025 (Unaudited)

COMMON STOCKS - 85.5%	Shares	Value
Communications - 5.8%
Internet Media & Services - 5.8%
Alphabet, Inc. - Class A (a)	14,657	$ 4,692,878
Meta Platforms, Inc. - Class A (a)	3,137	2,032,619
		6,725,497
Consumer Discretionary - 11.2%
Apparel & Textile Products - 1.0%
NIKE, Inc. - Class B (a)	17,760	1,147,829

E-Commerce Discretionary - 3.3%
Amazon.com, Inc. (a)(b)	16,526	3,854,194

Leisure Facilities & Services - 1.7%
Marriott International, Inc. - Class A	6,236	1,900,670

Retail - Discretionary - 5.2%
Lowe's Companies, Inc.	10,305	2,498,756
O'Reilly Automotive, Inc. (b)	17,460	1,775,682
TJX Companies, Inc. (The)	10,977	1,667,626
		5,942,064
Consumer Staples - 1.7%
Retail - Consumer Staples - 1.7%
Walmart, Inc.	18,187	2,009,845

Energy - 4.1%
Oil & Gas Producers - 2.5%
Devon Energy Corporation	30,000	1,111,800
Diamondback Energy, Inc.	8,106	1,236,894
EOG Resources, Inc.	5,136	553,918
		2,902,612
Oil & Gas Services & Equipment - 1.6%
Baker Hughes Company	37,102	1,862,521

Financials - 11.2%
Asset Management - 2.6%
Charles Schwab Corporation (The)	18,125	1,680,731
BlackRock, Inc.	1,175	1,230,578
		2,911,309

WAYCROSS MANAGED RISK EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 85.5% (Continued)	Shares	Value
Financials - 11.2% (Continued)
Banking - 5.3%
Citigroup, Inc. (a)	25,081	$ 2,598,392
Fifth Third Bancorp	39,492	1,716,322
Truist Financial Corporation	39,388	1,831,542
		6,146,256
Institutional Financial Services - 2.5%
Goldman Sachs Group, Inc. (The) (a)	3,509	2,898,574

Insurance - 0.8%
Marsh & McLennan Companies, Inc.	5,244	962,012

Health Care - 10.7%
Biotech & Pharma - 2.6%
AbbVie, Inc. (a)	12,953	2,949,398

Health Care Facilities & Services - 1.7%
Cencora, Inc.	5,404	1,993,698

Medical Equipment & Devices - 6.4%
Abbott Laboratories	11,328	1,460,179
Becton, Dickinson and Company	4,087	792,960
Boston Scientific Corporation (b)	14,394	1,462,142
Danaher Corporation (a)	5,732	1,299,903
Intuitive Surgical, Inc. (b)	4,085	2,342,666
		7,357,850
Industrials - 9.6%
Aerospace & Defense - 2.1%
Boeing Company (The) (b)	12,944	2,446,416

Diversified Industrials - 2.0%
Emerson Electric Company	10,063	1,342,203
Honeywell International, Inc.	5,253	1,009,574
		2,351,777
Machinery - 3.4%
Ingersoll Rand, Inc.	29,718	2,387,544
Stanley Black & Decker, Inc.	20,900	1,494,768
		3,882,312

WAYCROSS MANAGED RISK EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 85.5% (Continued)	Shares	Value
Industrials - 9.6% (Continued)
Transportation & Logistics - 2.1%
Delta Air Lines, Inc.	15,000	$ 961,500
Knight-Swift Transportation Holdings, Inc.	30,600	1,401,480
		2,362,980
Materials - 4.4%
Chemicals - 2.9%
DuPont de Nemours, Inc.	29,071	1,156,154
Ecolab, Inc.	3,857	1,061,292
Sherwin-Williams Company (The)	3,260	1,120,429
		3,337,875
Construction Materials - 1.5%
Carlisle Companies, Inc.	5,421	1,724,258

Technology - 23.9%
Semiconductors - 9.7%
Advanced Micro Devices, Inc. (b)	4,300	935,379
Analog Devices, Inc. (a)	6,737	1,787,596
Broadcom, Inc.	7,425	2,991,978
NVIDIA Corporation (a)	23,851	4,221,627
NXP Semiconductors N.V.	6,214	1,211,357
		11,147,937
Software - 9.3%
Check Point Software Technologies Ltd. (b)	6,443	1,203,359
Intuit, Inc.	2,141	1,357,565
Microsoft Corporation (a)	9,287	4,569,297
Oracle Corporation	3,200	646,240
Salesforce, Inc.	4,335	999,391
ServiceNow, Inc. (b)	1,583	1,286,045
Synopsys, Inc. (b)	1,500	627,015
		10,688,912
Technology Hardware - 2.5%
Apple, Inc. (a)	10,128	2,824,193

Technology Services - 2.4%
Mastercard, Inc. - Class A (a)	4,378	2,410,220
PayPal Holdings, Inc. (a)	6,389	400,527
		2,810,747
Utilities - 2.9%
Electric Utilities - 2.9%
Public Service Enterprise Group, Inc.	14,000	1,169,280

WAYCROSS MANAGED RISK EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 85.5% (Continued)	Shares	Value
Utilities - 2.9% (Continued)
Electric Utilities - 2.9% (Continued)
Southern Company (The)	5,963	$ 543,349
Xcel Energy, Inc.	19,205	1,576,922
		3,289,551

Total Common Stocks (Cost $59,664,039)		$ 98,431,287

MONEY MARKET FUNDS - 12.9%	Shares	Value
Fidelity Institutional Money Market Government Portfolio - Class I, 3.82% (c) (Cost $14,901,297)	14,901,297	$ 14,901,297

Investments at Value - 98.4% (Cost $74,565,336)		$ 113,332,584

Other Assets in Excess of Liabilities - 1.6%		1,830,452

Net Assets - 100.0%		$ 115,163,036

N.V.	- Naamloze Vennootschap

(a)	All or a portion this security is pledged as collateral for open short positions. The total value of such securities as of November 30, 2025 was $26,544,159.
(b)	Non-income producing security.
(c)	The rate shown is the 7-day effective yield as of November 30, 2025.

WAYCROSS MANAGED RISK EQUITY FUND
SCHEDULE OF SECURITIES SOLD SHORT
November 30, 2025 (Unaudited)

COMMON STOCKS - 38.1%	Shares	Value
Communications - 1.3%
Cable & Satellite - 1.3%
Charter Communications, Inc. - Class A	2,500	$ 500,300
Comcast Corporation - Class A	38,000	1,014,220
		1,514,520
Consumer Discretionary - 5.3%
Leisure Facilities & Services - 1.6%
Hyatt Hotels Corporation - Class A	11,000	1,808,290

Retail - Discretionary - 3.7%
Burlington Stores, Inc.	4,400	1,109,812
Genuine Parts Company	9,200	1,199,680
Home Depot, Inc. (The)	2,500	892,300
Lululemon Athletica, Inc.	5,700	1,049,826
		4,251,618
Consumer Staples - 1.8%
Beverages - 0.8%
Constellation Brands, Inc. - Class A	7,100	968,298

Retail - Consumer Staples - 1.0%
Target Corporation	12,000	1,087,440

Energy - 3.1%
Oil & Gas Producers - 1.8%
ConocoPhillips	11,500	1,019,935
Ovintiv, Inc.	24,000	983,040
		2,002,975
Oil & Gas Services & Equipment - 1.3%
SLB Ltd.	42,000	1,522,080

Financials - 3.7%
Asset Management - 1.0%
T. Rowe Price Group, Inc.	11,100	1,136,418

Banking - 2.7%
Commerce Bancshares, Inc.	16,590	894,367
M&T Bank Corporation	5,500	1,046,210
Regions Financial Corporation	47,400	1,206,330
		3,146,907

WAYCROSS MANAGED RISK EQUITY FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 38.1% (Continued)	Shares	Value
Health Care - 6.4%
Biotech & Pharma - 1.9%
Biogen, Inc.	6,700	$ 1,220,003
Zoetis, Inc.	8,000	1,025,440
		2,245,443
Medical Equipment & Devices - 4.5%
Edwards Lifesciences Corporation	14,000	1,213,380
Medtronic plc	14,800	1,558,884
Revvity, Inc.	10,870	1,134,937
Zimmer Biomet Holdings, Inc.	12,810	1,249,231
		5,156,432
Industrials - 3.9%
Diversified Industrials - 1.1%
Illinois Tool Works, Inc.	5,400	1,346,112

Electrical Equipment - 1.9%
Eaton Corporation plc	3,200	1,106,848
Lennox International, Inc.	2,160	1,077,559
		2,184,407
Transportation & Logistics - 0.9%
Old Dominion Freight Line, Inc.	7,600	1,028,204

Materials - 0.9%
Chemicals - 0.9%
PPG Industries, Inc.	10,700	1,070,428

Technology - 10.5%
Semiconductors - 2.8%
Applied Materials, Inc.	5,500	1,387,375
Microchip Technology, Inc.	12,000	642,960
Texas Instruments, Inc.	6,950	1,169,477
		3,199,812
Software - 3.5%
Adobe, Inc.	3,600	1,152,468
Autodesk, Inc.	2,700	819,018
Cadence Design Systems, Inc.	1,500	467,760
Fortinet, Inc.	8,000	649,040
Workday, Inc. - Class A	4,750	1,024,195
		4,112,481

WAYCROSS MANAGED RISK EQUITY FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 38.1% (Continued)	Shares	Value
Technology - 10.5% (Continued)
Technology Hardware - 0.7%
Arista Networks, Inc.	6,000	$ 784,080

Technology Services - 3.5%
Accenture plc - Class A	4,663	1,165,750
Booz Allen Hamilton Holding Corporation	12,000	1,001,520
Fiserv, Inc.	10,000	614,700
Paychex, Inc.	11,000	1,228,590
		4,010,560
Utilities - 1.2%
Electric Utilities - 1.2%
Consolidated Edison, Inc.	13,500	1,354,860

Total Securities Sold Short - 38.1% (Proceeds $48,237,067)		$ 43,931,365

plc	- Public Limited Company

WAYCROSS FOCUSED CORE EQUITY FUND
SCHEDULE OF INVESTMENTS
November 30, 2025 (Unaudited)

COMMON STOCKS - 99.4%	Shares	Value
Communications - 12.3%
Internet Media & Services - 12.3%
Alphabet, Inc. - Class A	33,064	$ 10,586,431
Meta Platforms, Inc. - Class A	9,499	6,154,877
		16,741,308
Consumer Discretionary - 8.2%
E-Commerce Discretionary - 5.0%
Amazon.com, Inc. (a)	29,149	6,798,129

Retail - Discretionary - 3.2%
Lowe's Companies, Inc.	17,733	4,299,898

Energy - 1.4%
Oil & Gas Producers - 1.4%
EOG Resources, Inc.	17,840	1,924,044

Financials - 11.4%
Banking - 4.1%
Citigroup, Inc.	52,815	5,471,634

Institutional Financial Services - 4.8%
Goldman Sachs Group, Inc. (The)	7,809	6,450,546

Insurance - 2.5%
Marsh & McLennan Companies, Inc.	18,852	3,458,400

Health Care - 7.5%
Biotech & Pharma - 3.2%
AbbVie, Inc.	18,738	4,266,643

Medical Equipment & Devices - 4.3%
Becton, Dickinson and Company	14,758	2,863,347
Intuitive Surgical, Inc. (a)	5,186	2,974,067
		5,837,414
Industrials - 11.2%
Aerospace & Defense - 3.3%
Boeing Company (The) (a)	23,421	4,426,569

WAYCROSS FOCUSED CORE EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.4% (Continued)	Shares	Value
Industrials - 11.2% (Continued)
Diversified Industrials - 2.7%
Honeywell International, Inc.	18,964	$ 3,644,691

Machinery - 2.7%
Ingersoll Rand, Inc.	46,021	3,697,327

Transportation & Logistics - 2.5%
Delta Air Lines, Inc.	52,595	3,371,340

Materials - 6.9%
Chemicals - 5.6%
Ecolab, Inc.	12,881	3,544,336
Sherwin-Williams Company (The)	11,966	4,112,595
		7,656,931
Construction Materials - 1.3%
Carlisle Companies, Inc.	5,421	1,724,257

Technology - 39.3%
Semiconductors - 17.8%
Analog Devices, Inc.	16,464	4,368,558
Broadcom, Inc.	16,503	6,650,049
NVIDIA Corporation	57,548	10,185,996
NXP Semiconductors N.V.	15,171	2,957,434
		24,162,037
Software - 11.2%
Intuit, Inc.	2,884	1,828,687
Microsoft Corporation	17,949	8,831,087
Salesforce, Inc.	12,277	2,830,340
ServiceNow, Inc. (a)	2,133	1,732,870
		15,222,984
Technology Hardware - 6.1%
Apple, Inc.	29,849	8,323,394

Technology Services - 4.2%
Mastercard, Inc. - Class A	7,651	4,212,105
PayPal Holdings, Inc.	22,805	1,429,646
		5,641,751

WAYCROSS FOCUSED CORE EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.4% (Continued)	Shares	Value
Utilities - 1.4%
Electric Utilities - 1.4%
Southern Company (The)	21,217	$ 1,933,293

Total Common Stocks (Cost $109,810,521)		$ 135,052,590

MONEY MARKET FUNDS - 0.6%	Shares	Value
Fidelity Institutional Money Market Government Portfolio - Class I, 3.82% (b) (Cost $736,473)	736,473	$ 736,473

Investments at Value - 100.0% (Cost $110,546,994)		$ 135,789,063

Other Assets in Excess of Liabilities - 0.0% (c)		34,702

Net Assets - 100.0%		$ 135,823,765

N.V.	- Naamloze Vennootschap

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of November 30, 2025.
(c)	Rounds to less than 0.01%.